(14) INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Reconciliation of changes in intangible assets
		Concession right
	Goodwill	Acquired in business combinations	Distribution infrastructure - operational	Distribution infrastructure - in progress	Public utilities	Other intangible assets	Total
As of December 31, 2014	6,115	4,658,210	3,734,606	414,574	30,162	86,503	8,930,171
Historical cost	6,152	7,441,935	9,526,355	414,574	35,840	195,577	17,620,433
Accumulated Amortization	(37)	(2,783,725)	(5,791,748)	-	(5,678)	(109,074)	(8,690,262)

Additions	-	-	-	879,851	-	9,298	889,149
Amortization	-	(302,665)	(460,774)	-	(1,419)	(12,604)	(777,462)
Transfer - intangible assets	-	-	512,912	(512,912)	-	-	-
Transfer - financial asset	-	-	387	(330,449)	-	-	(330,062)
Transfers from concession financial asset - extended concessions	-	-	488,635	48,563	-	-	537,198
Disposal and transfer - other assets	-	-	(26,584)	-	-	(6,228)	(32,813)
Impairment losses	-	-	-	-	-	(5,844)	(5,844)

As of December 31, 2015	6,115	4,355,546	4,249,182	499,627	28,743	71,125	9,210,338
Historical cost	6,152	7,441,902	10,348,857	499,627	35,840	192,626	18,525,004
Accumulated Amortization	(37)	(3,086,356)	(6,099,675)	-	(7,097)	(121,500)	(9,314,665)

Additions	-	-	-	1,213,924	-	10,507	1,224,431
Amortization	-	(255,110)	(498,891)	-	(1,419)	(12,438)	(767,858)
Transfer - intangible assets	-	-	610,032	(610,032)	-	-	-
Transfer - financial asset	-	-	9,452	(664,908)	-	-	(655,456)
Disposal and transfer - other assets	-	(7,283)	(48,346)	-	-	(7,410)	(63,040)
Business combination	-	413,796	1,229,074	227,398	-	-	1,870,268
Impairment losses	-	(40,433)	-	-	-	(2,637)	(43,070)

As of December 31, 2016	6,115	4,466,516	5,550,502	666,008	27,324	59,147	10,775,613
Historical cost	6,152	7,602,941	11,987,109	666,008	35,840	183,138	20,481,188
Accumulated Amortization	(37)	(3,136,425)	(6,436,607)	-	(8,516)	(123,990)	(9,705,576)

Additions	-	-	-	1,898,434	-	9,344	1,907,778
Amortization	-	(286,215)	(639,292)	-	(1,419)	(9,390)	(936,318)
Transfer - intangible assets	-	-	814,643	(814,643)	-	-	-
Transfer - financial asset	-	-	131	(972,385)	-	-	(972,254)
Disposal and transfer - other assets	-	(16,244)	(91,214)	48,061	-	1,723	(57,674)
Corporate restructuring - note 14.4.1	-	(26,766)	(73,215)	-	-	-	(99,981)
Impairment losses	-	(5,129)	-	-	-	(47)	(5,176)
Business combination	-	(15,057)	(7,108)	-	-	-	(22,165)

As of December 31, 2017	6,115	4,117,105	5,554,447	825,476	25,904	60,777	10,589,824
Historical cost	6,152	7,558,645	11,442,528	825,476	35,840	174,407	20,043,048
Accumulated Amortization	(37)	(3,441,540)	(5,888,080)	-	(9,936)	(113,630)	(9,453,223)

Intangible asset acquired in business combinations

	Dec 31, 2017			Dec 31, 2016	Annual amortization rate
	Historical cost	Accumulated amortization	Net value	Net value	2017	2016	2015
Intangible asset - acquired in business combinations
Intangible asset acquired, not merged
Parent company
CPFL Paulista	304,861	(207,003)	97,858	107,843	3.28%	3.28%	4.78%
CPFL Piratininga	39,065	(25,040)	14,025	15,319	3.31%	3.31%	4.50%
RGE	3,150	(1,827)	1,323	1,457	4.25%	4.24%	5.51%
CPFL Geração	54,555	(35,488)	19,067	20,912	3.38%	3.38%	5.04%
CPFL Jaguari Geração	7,896	(3,852)	4,044	4,314	3.42%	3.41%	6.36%
	409,527	(273,210)	136,317	149,845

Subsidiaries
CPFL Renováveis	3,717,093	(898,762)	2,818,331	2,995,028	4.75%	5.39%	4.35%
RGE Sul (CPFL Jaguariúna)	-	-	-	99,524	-	9.09%	-
RGE	618	(189)	429	473	7.12%	9.41%	9.41%
	3,717,711	(898,951)	2,818,760	3,095,025

Subtotal	4,127,238	(1,172,161)	2,955,077	3,244,869

Intangible asset acquired and merged
Subsidiaries
RGE	1,120,266	(885,969)	234,297	257,924	2.11%	2.11%	1.79%
RGE Sul	312,741	(33,188)	279,553	307,982	9.09%	9.09%	-
CPFL Geração	426,450	(323,463)	102,987	112,953	2.34%	2.34%	3.80%
Subtotal	1,859,457	(1,242,620)	616,837	678,859

Intangible asset acquired and merged – Reassessed
Parent company
CPFL Paulista	1,074,026	(754,666)	319,360	351,565	3.00%	3.00%	4.34%
CPFL Piratininga	115,762	(74,202)	41,560	45,395	3.31%	3.31%	4.50%
RGE	310,128	(184,343)	125,785	138,469	4.09%	4.09%	5.32%
CPFL Jaguari Geração	15,275	(8,377)	6,898	7,358	3.01%	3.01%	5.61%
Subtotal	1,515,191	(1,021,588)	493,603	542,787

Subsidiaries
RGE Sul	56,759	(5,171)	51,588	-	9.09%	-	-

Total	7,558,645	(3,441,540)	4,117,105	4,466,516

Consideration paid for acquisition of RGE Sul
RGE Sul 31.10.2016
Consideration paid, net
Consideration directly transferred to prior shareholders	1,698,455
Reimbursements due to adjustments related to agreement clauses	(106,616)
1,591,839

Allocation of price paid at fair value of assets and liabilities acquired

	October 31, 2016	October 31, 2016
	Consolidated	Consolidated
	(provisional)	final
Current assets
Cash and cash equivalents	95,164	95,164
Consumers, concessionaries and licensees	580,945	580,945
Other current assets	89,548	89,548

Noncurrent assets
Consumers, concessionaries and licensees	54,111	79,501
Deferred tax assets	204,176	310,741
Concession financial asset	876,281	863,943
Intangible assets - Distribution infrastructure	1,456,472	1,444,401
Intangible acquired in this business combination	413,796	398,739
Other noncurrent assets	147,784	155,508

Current liabilities
Trade payables	(479,031)	(479,031)
Debentures and borrowings	(24,672)	(24,672)
Taxes, fees and contributions	(65,198)	(65,198)
Sector financial asset	(29,246)	(29,246)
Regulatory charges	(60,787)	(60,787)
Other current liabilities	(114,552)	(114,552)

Noncurrent liabilities
Debentures and borrowings	(1,131,949)	(1,131,949)
Sector financial asset	(64,935)	(64,939)
Provision for tax, civil and labor risks	(223,383)	(323,595)
Other noncurrent liabilities	(132,686)	(132,682)
Net assets acquired	1,591,839	1,591,839

Goodwill arising on acquisition
Consideration paid, net	1,591,839	1,591,839
(-) Fair value of assets acquired and liabilities assumed	1,591,839	1,591,839
Goodwill	-	-

Contingent liabilities recognized

RGE Sul
October 31, 2016
Labor lawsuits (i)	11,429
Civil lawsuits (i)	83,575
Regulatory lawsuits (i)	5,850
Environmental lawsuits (ii)	41,974
Tax lawsuits (i)	7,236
150,065
Provisions recognized in the subsidiary	173,530
Provisions for tax, civil and labor risks	323,595

Net cash outflow on acquisition
Consideration paid, net	1,591,839
(-) Cash and cash equivalents balance acquired	(95,164)
Cash paid in the acquisition, net	1,496,675

Net operating revenue and loss of subsidiary acquired
	2016
	Net Operating Revenue	Losses

RGE Sul (November 1 to December 31, 2016)	522,677	(27,687)

Net Operating Revenue and Profit
	Net operating revenue	Net profit (loss)

	January to December, 2016	January to December, 2016
CPFL Energia Consolidated	19,112,089	879,057
Results for the period when the entity was not consolidated by CPFL(*)	2,365,090	(403,839)
	21,477,179	475,218